Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 94.7%
Aerospace & Defense — 1.4%
Hexcel Corp.	38,600	$1,996,392
Auto Manufacturers — 1.2%
PACCAR, Inc.	22,022	1,843,021
Banks — 10.5%
Citizens Financial Group, Inc.	53,525	1,839,119
M&T Bank Corp.	20,987	3,700,428
State Street Corp.	18,355	1,116,168
The Goldman Sachs Group, Inc.	12,227	3,583,122
Wells Fargo & Co.	126,234	5,077,131
		15,315,968
Beverages — 2.3%
Constellation Brands, Inc., Class A	15,027	3,451,401
Biotechnology — 0.6%
Royalty Pharma PLC, Class A	21,748	873,835
Building Materials — 1.8%
Johnson Controls International PLC	52,403	2,579,276
Chemicals — 3.6%
FMC Corp.	19,571	2,068,654
Linde PLC	9,217	2,484,811
The Sherwin-Williams Co.	3,365	688,984
		5,242,449
Diversified Financial Services — 4.2%
Stifel Financial Corp.	35,769	1,856,769
The Charles Schwab Corp.	59,134	4,249,960
		6,106,729
Electric — 6.1%
CMS Energy Corp.	25,312	1,474,171
Edison International	20,085	1,136,409
NextEra Energy, Inc.	52,422	4,110,409
Sempra Energy	14,707	2,205,168
		8,926,157
Food — 3.6%
Performance Food Group Co.*	37,592	1,614,576
The Hershey Co.	16,320	3,598,071
		5,212,647
Healthcare Products — 6.6%
Teleflex, Inc.	5,468	1,101,583
Thermo Fisher Scientific, Inc.	7,275	3,689,807
Waters Corp.*	9,539	2,571,047
Zimmer Biomet Holdings, Inc.	21,763	2,275,322
		9,637,759
Insurance — 4.0%
American International Group, Inc.	73,761	3,502,172
Arch Capital Group Ltd.*	23,657	1,077,340
Reinsurance Group of America, Inc.	9,870	1,241,745
		5,821,257
	Number of Shares	Value†

Internet — 2.2%
Alphabet, Inc., Class A*	34,260	$3,276,969
Machinery — Diversified — 2.0%
Westinghouse Air Brake Technologies Corp.	36,367	2,958,455
Media — 2.5%
The Walt Disney Co.*	39,724	3,747,165
Miscellaneous Manufacturing — 1.5%
Eaton Corp. PLC	16,313	2,175,502
Oil & Gas — 8.0%
Chevron Corp.	29,062	4,175,337
ConocoPhillips	44,811	4,585,958
EOG Resources, Inc.	26,464	2,956,823
		11,718,118
Oil & Gas Services — 1.2%
Halliburton Co.	73,724	1,815,085
Packaging and Containers — 0.9%
Packaging Corp. of America	11,536	1,295,377
Pharmaceuticals — 10.2%
AbbVie, Inc.	14,215	1,907,795
Bristol-Myers Squibb Co.	51,335	3,649,405
Johnson & Johnson	16,732	2,733,339
Neurocrine Biosciences, Inc.*	22,772	2,418,614
Novo Nordisk A/S, ADR	20,258	2,018,305
Sanofi, ADR	60,079	2,284,204
		15,011,662
Retail — 5.9%
BJ's Wholesale Club Holdings, Inc.*	45,091	3,283,076
Dollar Tree, Inc.*	17,294	2,353,713
Lithia Motors, Inc.	6,834	1,466,235
Papa John's International, Inc.	21,074	1,475,391
		8,578,415
Semiconductors — 3.4%
Micron Technology, Inc.	49,156	2,462,716
Texas Instruments, Inc.	16,125	2,495,827
		4,958,543
Shipbuilding — 2.4%
Huntington Ingalls Industries, Inc.	15,653	3,467,140
Software — 2.6%
Fidelity National Information Services, Inc.	22,793	1,722,467
VMware, Inc., Class A	20,017	2,131,010
		3,853,477
Telecommunications — 4.8%
Cisco Systems, Inc.	55,949	2,237,960
T-Mobile US, Inc.*	10,829	1,452,927
Verizon Communications, Inc.	86,299	3,276,773
		6,967,660

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — 1.2%
C.H. Robinson Worldwide, Inc.	17,724	$1,706,998
TOTAL COMMON STOCKS (Cost $140,199,232)		138,537,457

REAL ESTATE INVESTMENT TRUSTS — 4.6%
Apartments — 2.8%
Invitation Homes, Inc.	56,284	1,900,711
Mid-America Apartment Communities, Inc.	13,872	2,151,131
		4,051,842
Healthcare — 0.8%
Healthpeak Properties, Inc.	52,563	1,204,744
Industrial — 1.0%
EastGroup Properties, Inc.	10,693	1,543,427
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,529,691)		6,800,013

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $700,314)	700,314	700,314
TOTAL INVESTMENTS — 99.8% (Cost $148,429,237)		$146,037,784
Other Assets & Liabilities — 0.2%		319,407
TOTAL NET ASSETS — 100.0%		$146,357,191

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
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